Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000186848
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Dividend VIT Fund
Account Value	$ 12,220	$ 10,613	$ 9,900	$ 10,209	$ 10,788	$ 7,954	$ 9,442	$ 9,980	$ 9,808	$ 9,561	$ 10,000
C000186847
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Momentum VIT Fund
Account Value	$ 21,395	18,530	14,310	13,705	15,986	9,969	12,694	12,208	11,133	9,665	10,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,084	21,181	18,735	16,797	18,026	12,546	13,762	12,688	11,883	10,286	10,000
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Account Value	$ 36,494	31,425	25,081	20,987	24,012	16,911	15,540	14,050	12,241	10,349	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,016	30,274	24,438	20,474	23,543	16,455	15,310	13,916	12,149	10,293	10,000
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Account Value	$ 36,494	31,425	25,081	20,987	24,012	16,911	15,540	14,050	12,241	10,349	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,016	$ 30,274	$ 24,438	$ 20,474	$ 23,543	$ 16,455	$ 15,310	$ 13,916	$ 12,149	$ 10,293	$ 10,000